Cash Distributions and Earnings/ (Losses) Per Unit (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Unit [Abstract]
Schedule of incentive distributions made to General Partners or Unitholders by distribution

			Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Total Amount		Common and subordinated Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution		$0.4125	98.0%	2.0%	0%
First Target Distribution	up to $	0.4744	98.0%	2.0%	0%
Second Target Distribution	above $	0.4744	85.0%	2.0%	13.0%
	up to $	0.5156
Third Target Distribution	above $	0.5156	75.0%	2.0%	23.0%
	up to $	0.6188
Thereafter	above $	0.6188	50.0%	2.0%	48.0%

Schedule of earnings per unit, basic and diluted

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners’ interest in net income:	$14,631	$24,890	$27,072
Earnings attributable to:
Common unit holders	$7,771	$11,306	$12,465
Subordinated unit holders Series A	$1,091	$1,906	$1,598
Subordinated unit holders	$5,479	$11,186	$12,465
General Partner	$290	$492	$544
Weighted average units outstanding (basic and diluted)
Common units	11,150,812	9,457,455	9,342,692
Subordinated units Series A	1,592,920	1,592,920	859,740
Subordinated units	8,165,257	9,342,692	9,342,692
General Partner	426,417	415,286	398,880
Earnings per unit (basic and diluted):
Common unit holders	$0.70	$1.19	$1.33
Subordinated unit holders Series A	$0.69	$1.20	$1.86
Subordinated unit holders	$0.67	$1.19	$1.33
General Partner	$0.68	$1.19	$1.36
Earnings per unit-distributed (basic and diluted):
Common unit holders	$1.52	$1.69	$1.67
Subordinated unit holders Series A	$1.69	$1.69	$2.33
Subordinated unit holders	$1.93	$1.69	$1.67
General Partner	$1.69	$1.69	$1.70
(Losses) per unit-undistributed (basic and diluted):
Common unit holders	$(0.82)	$(0.50)	$(0.34)
Subordinated unit holders Series A	$(1.00)	$(0.49)	$(0.47)
Subordinated unit holders	$(1.26)	$(0.50)	$(0.34)
General Partner	$(1.01)	$(0.50)	$(0.34)